As filed with the Securities and Exchange Commission on December 23, 2002
                                                    1933 Act File No.   2-60491
                                                    1940 Act File No. 811-2794
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ________________

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 33
                           AND REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 35

                             MFS(R) SERIES TRUST III
               (Exact name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective (check appropriate box)

         |_| immediately upon filing pursuant to paragraph (b) |X| on December 24, 2002 pursuant to paragraph (b)
         |_| 60 days after filing pursuant to paragraph (a)(i) |_| on [date] pursuant to paragraph (a)(i)
         |_| 75 days after filing pursuant to paragraph (a)(ii) |_| on [date] pursuant to paragraph (a)(ii) of rule 485.

         If appropriate, check the following box:
         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment
================================================================================

                             MFS(R) HIGH INCOME FUND

           Supplement dated January 1, 2003 to the Current Prospectus

This Supplement describes the fund's class R shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Class R shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class R shares are being initially offered for public sale on January 1, 2003, class R shares do not yet have a performance record to report. Class R share performance will include the performance of the fund's class A shares for periods prior to the offering of class R shares, as adjusted to take into account that unlike class A shares, class R shares do not bear a front end sales charge (load).


2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.


     Shareholder Fees (fees paid directly from your investment):

                                                                                                Class R
     Maximum Sales Charge (Load) Imposed on Purchases
         (as a percentage of offering price)...............................................      0.00%
     Maximum Deferred Sales Charge (load) (as a percentage
         of original purchase price or redemption proceeds,
         whichever is less)................................................................      0.00%

     Annual Fund Operating Expenses (expenses that are deducted from fund assets):
     Management Fees.......................................................................      0.46%
     Distribution and Service (12b-1) Fees(1)..............................................      0.50%
     Other Expenses(2).....................................................................      0.28%
     Total Annual Fund Operating Expenses(2)...............................................      1.24%

____________________

(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) "Other Expenses" are estimated for the fund's current fiscal year. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses" for class R shares would be estimated to be 1.23%.

Example of Expenses
These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


         Share Class                    Year 1                Year 3

         Class R shares                 $126                  $393


3.   DESCRIPTION OF SHARE CLASSES

In addition to the fund's other share classes, the fund commenced offering class R shares on or about January 1, 2003. Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

Distribution and Service Fees
The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R shares, and are paid out of the assets of class R shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the fund's Prospectus applies equally to class R shares.

How to Purchase Shares - Initial Purchase
The second paragraph in this section of the fund's Prospectus is amended to delete the following sentence: "Class C shares are not available for purchase by any retirement plan qualified under Section 401(a) or 403(b) of the Internal Revenue Code if the plan or its sponsor subscribes to certain recordkeeping services made available by MFSC, such as the MFS Corporate Plan Services 401(k) Plan."

How to Exchange Shares
Class R shares of the fund may be exchanged for class R shares of any other MFS fund offering class R shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these Funds' shares as disclosed in their prospectuses).

5.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R shares.


6.   FINANCIAL HIGHLIGHTS

Because class R shares are initially being offered for sale on or about January 1, 2003, class R shares do not have financial highlights to report.

                The date of this Supplement is January 1, 2003.

The Prospectus and Statement of Additional Information, each dated June 1, 2002, of the Registrant are hereby incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission via EDGAR on May 31, 2002.

                             MFS(R) SERIES TRUST III

                             MFS(R) HIGH INCOME FUND


                                     PART C

Item 23. Exhibits:

     1    (a)  Amended and Restated Declaration of Trust, dated January 1, 2002.
               (13)

          (b) Amendment, dated April 18, 2002, to the Amended and Restated Declaration of Trust, Designation of New Classes (529A, 529B and
               529C). (13)

          (c) Amendment, dated October 17, 2002, to the Declaration of Trust - Designation of New Class R Shares for MFS High Income Fund; filed herewith.

     2 Master Amended and Restated By-Laws, dated January 1, 2002, as revised September 18, 2002. (15).

     3         Form of Share Certificate for Classes of Shares. (7)

     4         Investment Advisory Agreement, dated January 1, 2002. (13)

     5    (a)  Distribution Agreement, dated January 1, 1995. (1)

          (b)  Dealer  Agreement  between  MFS Fund  Distributors,  Inc.,  and a
               dealer,   and  the  Mutual  Fund   Agreement   between  MFS  Fund
               Distributors, Inc. and a bank, effective April 6, 2001. (6)

     6    (a)  Retirement Plan for Non-Interested Person Trustees, as amended and restated February 17, 1999. (9)

          (b) Amendment to the Retirement Plan for Non-Interested Person Trustees, dated July 1, 2002. (14)

          (c)  Retirement Benefit Deferral Plan, dated July 1, 2002. (14)

     7    (a)  Master Custodian Agreement between the Registrant and State
               Street Bank and Trust Company, dated July 2, 2001. (8)

          (b) Global Custodian Contract between Registrant and Chase Manhattan Bank, dated July 2, 2001. (8).

          (c) Exhibit A, revised September 30, 2002 to the Master Custodian Contract and the Global Custody Agreement. (17)

          (d) Amendment No. 1, dated September 30, 2002, to the Master Custodian Agreement with State Street Bank and Trust Company.
               (17)

     8    (a)  Shareholder Servicing Agent Agreement, dated August 1, 1985. (5)

          (b) Amendment to the Shareholder Servicing Agreement dated April 1, 1999 to amend fee schedule. (11)

          (c)  Exchange Privilege Agreement, dated July 30, 1997. (12)

          (d)  Dividend Disbursing Agency Agreement, dated February 1, 1986. (2)

          (e) Master Administrative Services Agreement, dated March 1, 1997 as amended and restated April 1, 1999. (10)

          (f)  Exhibit  A,  as  revised   September  18,  2002,  to  the  Master
               Administrative Services Agreement. (18)

          (g) Master 529 Administrative Services Agreement, dated August 1, 2002. (17)

          (h)  Addendum,   dated   October   16,   2002,   to  the   Master  529
               Administrative Services Agreement. (17)

     9    (a)  Consent and Opinion of Counsel, dated May 13, 1998. (9)

          (b)  Legal Opinion Consent, dated December 23, 2002; filed herewith.

     10   (a)  Consent of  Deloitte & Touche LLP - MFS High  Income Fund and MFS
               High Yield Opportunities Fund. (13)

          (b)  Consent of Ernst & Young LLP - MFS  Municipal  High Income  Fund.
               (13)

     11        Not Applicable.

     12        Not Applicable.

     13 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated on October 16, 2002. (17)

     14        Not Applicable.

     15 Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated October 16, 2002. (17)

     16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (3)

     Power of Attorney, dated January 1, 2002. (13)
     Power of Attorney, dated August 1, 2002. (14)
     Power of Attorney, dated September 18, 2002. (16)

_____________________________
(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on May 31, 1995.
(2) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(3) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(4) Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 51 filed with the SEC via EDGAR on January 28, 2002.
(5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 13, 1995.
(6) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(7) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996. (
8) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the SEC via EDGAR on May 15, 1998.
(10) Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 30, 1999.
(11) Incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the SEC via EDGAR on May 30, 2000.
(12) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.
(13) Incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the SEC via EDGAR on May 31, 2002.
(14) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.
(15) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on October 16, 2002.
(16) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on September 27, 2002.
(17) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 43 filed with the SEC via EDGAR on November 27, 2002.
(18) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-6102) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 23, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant.

          Not  Applicable.

Item 25. Indemnification

     Reference is hereby made to (a) Article V of Registrant's Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 32, filed with the SEC on May 31, 2002 and (b) Section 9 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 13, 1995.

     The Trustees and Officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser


               MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below): Massachusetts Investors Trust; Massachusetts Investors Growth Stock Fund; MFS Growth Opportunities Fund; MFS Government Securities Fund; MFS Government Limited Maturity Fund; MFS Series Trust I (which has 12 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Value Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research International Fund, MFS Global Telecommunications Fund and MFS Japan Equity
Fund); MFS Series Trust II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Strategic Value Fund); MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS Series Trust VII (which has one series: MFS Capital Opportunities Fund); MFS Series Trust VIII (which has three series: MFS Strategic Income Fund, MFS Global Growth Fund and MFS Tax Managed Equity Fund); MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Research Bond Fund J, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund and MFS Large Cap Value Fund; MFS Series Trust X (which has 18 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund,

MFS International Value Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS European Equity Fund, MFS New Endeavor Fund, MFS Fundamental Growth Fund, MFS Gemini U.K. Fund, MFS International Equity Fund, MFS Global Value Fund, MFS International Core Equity Fund, MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund); MFS Series Trust XI (which has three series:
MFS Union Standard Equity Fund, Vertex  International Fund and MFS Mid Cap Value
Fund); and MFS Municipal SeriesTrust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  MFS also serves as investment adviser of the following open-end Funds: MFS Institutional Trust ("MFSIT") (which has 9 series) and MFS Variable Insurance Trust ("MVI") (which has 15 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 31 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

                  The Directors of MFS are John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, William W. Scott, Martin E. Beaulieu, Robert J. Manning, Richard D. Schmalensee, Donald A. Stewart, C. James Prieur, William W. Stinson and James C. Baillie. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. Parke is President and Chief Investment Officer, Mr. William Scott is Vice Chairman, Mr. Dello Russo is Executive Vice President and Chief Administrative Officer, Mr. Beaulieu is the Director of Global Distribution, Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Thomas B.

Hastings is a Senior Vice President and Treasurer of MFS, Joseph Lynch is the Assistant Treasurer of MFS and Robert Whelan is a Senior Vice President, Chief Financial Officer and Corporate Controller of MFS.

Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS Growth Opportunities Fund
MFS Government Securities Fund
MFS Government Limited Maturity Fund
MFS Series Trust I
MFS Series Trust II
MFS Series Trust III
MFS Series Trust IV
MFS Series Trust V
MFS Series Trust VI
MFS Series Trust VII
MFS Series Trust VIII
MFS Series Trust IX
MFS Series Trust X
MFS Series Trust XI
MFS Municipal Series Trust
MFS Variable Insurance Trust
MFS Institutional Trust
MFS Municipal Income Trust
MFS Multimarket Income Trust
MFS Government Markets Income Trust
MFS Intermediate Income Trust
MFS Charter Income Trust
MFS Special Value Trust

                  Jeffrey L. Shames is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey, a Senior Vice President of MFS, is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

                  MFS/Sun Life Series Trust

                  C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey is the Treasurer, James O. Yost, Ellen
M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

Money Market Variable Account
High Yield Variable Account
Capital Appreciation Variable Account
Government Securities Variable Account
Total Return Variable Account
Global Governments Variable Account
Managed Sectors Variable Account

                  C. James Prieur is Chairman and Member of the Board of Managers, John W. Ballen is president, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, Jim Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

MIL Funds
MFS Meridian Funds

                  Jeffrey L. Shames is Chairman,  John A. Brindle,  Richard W.
S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

                  Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex Contrarian Fund and Vertex International Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

                  Jeffrey L. Shames and Kevin R. Parke are Directors. Mr. Shames is also the President. John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

                  MFS International Ltd. ("MIL Bermuda"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds, known as the MFS Funds, SICAV after January 1999 (which has 12 portfolios): U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund, European Bond Fund, European High Yield Bond Fund, Value Fund and European Smaller Companies Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund,

MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund, MFS Meridian Value Fund, MFS Meridian Research International Fund and MFS Meridian Research Bond Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

                  Jeffrey L. Shames is a Director, Peter Laird is a Director and President, Steven E. Cavan is a Director, Senior Vice President and Secretary, Peter Bubenzner is a Director, Judith Collis is a Director, Robert Whelan is the Treasurer, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer.

                  MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

                  Jeffrey L. Shames, John W. Ballen, Peter D. Laird and Stephen E Cavan are the Directors. Mr. Laird is the President, Mr. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS International S.C. LTDA ("MIL Brazil"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

                  Jeffrey L. Shames, Stephen E. Cavan and Peter D. Laird are Advisory Board Members. Mr. Shames is also the President.

                  MFS Institutional Advisors (Australia) Ltd.
("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

                  Graham E. Lenzner is the Chairman, Loretta Lenzner, Joe Trainer and Sheldon Rivers are Directors, Stephen E. Cavan is the Secretary, Robert Whelan is the

Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

                  MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

                  Jeffrey L. Shames is the Chairman, James V. Fitzgerald is the President and Director, Martin E. Beaulieu is a Director, Robert Leo is the Vice Chairman and Executive Vice President, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary, Michael J. Londergan is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

                  MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

                  Jeffrey L. Shames is the Chairman. Joseph W. Dello Russo and Janet A. Clifford are Directors. Ms. Clifford is also the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen
E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

                  MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

                  Joseph J. Trainor, Jeffrey L. Shames and John W. Ballen are Directors. Mr. Trainor is also the President, Kevin R. Parke is an Executive Vice President and Managing Director, Lisa M. Jones is an Executive Vice President and Managing Director of Institutional Sales, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

                  MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

                  Jeffrey L. Shames is the Chairman, Martin E. Beaulieu is the Director, Carol W. Geremia is the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

                  MFS Investment Management K.K. ("MIMKK"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

                  Jeffrey L. Shames is a Director, Ira S. Krolick is a Director and Chief Operating Officer, Peter Laird is a Director and Takafumi Ishii is a Director and Representative Director.

                  MFS Heritage Trust Company ("MFS Trust"), a New
Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

                  Stephen E. Cavan, Joseph W. Dello Russo, Janet A. Clifford, Martin E. Beaulieu, Carol W. Geremia, Joseph A. Kosciuszek are Directors. Mr. Cavan is the President, Robert Whelan is the Treasurer and Robert T. Burns is the Clerk.

                  MFS Original Research Partners, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

                  Jeffrey L. Shames, John W. Ballen, Kevin R. Parke and Joseph
J. Trainor are Directors.  Mr.  Trainor is the  President,  Robert Whelan is the
Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS Original Research Advisors, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

                  Jeffrey L. Shames, John W. Ballen, Kevin R. Parke and Joseph
J. Trainor are Directors.  Mr.  Trainor is the  President,  Robert Whelan is the
Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

                  MFS Japan Holdings, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

                  Jeffrey L. Shames, Douglas C. Henck, Peter D. Laird and Donald A. Stewart are Directors.

                  Sun Life of Canada (U.S.) Financial Services Holdings, Inc.,
a company  incorporated under the laws of Delaware whose address is 500 Boylston
Street,   Boston,   Massachusetts   02116,  is  the  direct  parent  company  of
Massachusetts Financial Services Company.

                  John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, Jeffrey L. Shames, Eric G. Burns, Donald A. Stewart and C. James Prieur are Directors. Mr. Ballen is the Chairman and Mr. Parke is the Chief Executive Officer & President,

Robert Whelan is the Treasurer,  Joseph Lynch is the Assistant Treasurer, Robert
T. Burns is Secretary and Mitchell C. Freestone is the Assistant Secretary.

                  MFS Investment Management (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 2 portfolios: MFS Funds-Global Equity Ex-Japan Fund and MFS Funds-Bond Fund.

                  Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors.

                  New England Streaming Media, LLC, a limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is primarily involved in internet technology.

                    Jeffrey L. Shames, John W. Ballen, Joseph W. Dello Russo, Robert Whelan, Jeremiah Potts are Directors. Mr. Potts is the Chief Executive Officer.

                  In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

                  Donald A. Stewart     Chairman, Sun Life Assurance Company of
                                        Canada, Sun Life Centre, 150 King Street
                                        West, Toronto, Ontario, Canada
                                        (Mr. Stewart is also an officer and/or
                                        Director of various subsidiaries and
                                        affiliates of Sun Life)

                  C. James Prieur       President and a Director, Sun Life
                                        Assurance Company of Canada, Sun Life
                                        Centre, 150 King Street West, Toronto,
                                        Ontario, Canada (Mr. Prieur is also an
                                        officer and/or Director of various
                                        subsidiaries and affiliates of Sun
                                        Life)

                  William W. Stinson    Director, Sun Life Assurance Company of
                                        Canada, Sun Life Centre, 150 King Street
                                        West,  Toronto, Ontario, Canada;
                                        Director, United Dominion Industries
                                        Limited, Charlotte, N.C.; Director,
                                        PanCanadian Petroleum Limited, Calgary,
                                        Alberta; Director, LWT Services,
                                        Inc., Calgary Alberta; Director,
                                        Western Star Trucks, Inc., Kelowna,
                                        British Columbia;

                                        Director, Westshore Terminals Income
                                        Fund, Vancouver, British Columbia;
                                        Director (until 4/99), Canadian Pacific
                                        Ltd., Calgary, Alberta

                  James C. Baillie      Counsel, Torys, Ontario, Canada; Chair,
                                        Independent Electricity Market Operator,
                                        Ontario, Canada; Chair, Corel
                                        Corporation, Ontario, Canada; Director,
                                        Sun Life Financial, Ontario Canada;
                                        Director, FPI Ltd., Newfoundland, Canada


Item 27. Distributors

     (a) Reference is hereby made to Item 26 above.

     (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

     (c) Not applicable.

Item 28. Location of Accounts and Records

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

          NAME                                     ADDRESS

   Massachusetts Financial                      500 Boylston Street
        Services Company                        Boston, MA 02116

   MFS Fund Distributors, Inc.                  500 Boylston Street
                                                Boston, MA  02116

   State Street Bank and                        State Street South
    Trust Company                               5-West
                                                North Quincy, MA  02171

   MFS Service Center, Inc.                     2 Avenue de LaFayette
                                                Boston, MA  02111

Item 29. Management Services

     Not  Applicable.

Item 30. Undertakings

     Not  Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 23rd day of December, 2002.

                              MFS SERIES TRUST III

                              By:       JAMES R. BORDEWICK, JR.
                              Name:     James R. Bordewick, Jr.
                              Title:    Assistant Secretary and Assistant Clerk

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on December 23, 2002.

               SIGNATURE                               TITLE

JEFFREY L. SHAMES*                       Chairman and Trustee
---------------------------------------
Jeffrey L. Shames

JOHN W. BALLEN*                          President (Principal Executive Officer)
---------------------------------------  and Trustee
John W. Ballen


RICHARD M. HISEY*                        Principal Financial Officer and
---------------------------------------- Accounting Officer
Richard M. Hisey

LAWRENCE H. COHN*                        Trustee
---------------------------------------
Lawrence H. Cohn

SIR J. DAVID GIBBONS*                    Trustee
---------------------------------------
Sir J. David Gibbons

WILLIAM R. GUTOW*                        Trustee
---------------------------------------
William R. Gutow

J. ATWOOD IVES*                          Trustee
---------------------------------------
J. Atwood Ives

ABBY M. O'NEILL*                         Trustee
---------------------------------------
Abby M. O'Neill

KEVIN R. PARKE*                          Trustee
---------------------------------------
Kevin R. Parke

LAWRENCE T. PERERA*                      Trustee
---------------------------------------
Lawrence T. Perera

WILLIAM J. POORVU*                       Trustee
---------------------------------------
William J. Poorvu

J. DALE SHERRATT*                        Trustee
---------------------------------------
J. Dale Sherratt

ELAINE R. SMITH*                         Trustee
---------------------------------------
Elaine R. Smith

WARD SMITH*                              Trustee
---------------------------------------
Ward Smith

               *By:       JAMES R. BORDEWICK, JR.
               Name:      James R. Bordewick, Jr.
                            as Attorney-in-fact

               Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated January 1, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 31 as filed with the Securities and Exchange Commission on May 31, 2002, a Power of Attorney dated August 1, 2002, incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission via EDGAR on August 1, 2002, and a Power of Attorney dated September 18, 2002 incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on September 27, 2002.

                                INDEX TO EXHIBITS

EXHIBIT NO.          DESCRIPTION OF EXHIBIT                    PAGE NO.

     1    (c) Amendment,  dated October 17, 2002, to the
              Declaration of Trust - Designation of New
              Class R Shares for MFS High Income Fund.

     9    (b) Legal Opinion Consent, dated December 23, 2002.